Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 12.3%
ALM Ltd., Series 2020-1A Class A2 (3 M SOFR + 2.112%), 144A 7.426%, 10/15/29@,•	$3,500	$3,500,147
Barings CLO Ltd., Series 2017-1A Class C (3 M SOFR + 2.662%), 144A 7.960%, 07/18/29@,•	1,500	1,498,772
Black Diamond CLO Ltd., Series 2019-2A Class A1A (3 M SOFR + 1.692%, Floor 1.430%), 144A 7.007%, 07/23/32@,•	2,761	2,763,620
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.829%, 01/20/33@,•	4,000	4,001,208
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M SOFR + 1.992%, Floor 1.992%), 144A 7.290%, 04/18/31@,•	3,000	2,992,908
Nassau Ltd., Series 2017-IA Class A1BR, 144A 2.730%, 10/15/29@	391	389,296
Navient Student Loan Trust, Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	1,979	1,941,713
New Hampshire Higher Education Loan Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	2,467	2,202,598
OZLM XI Ltd., Series 2015-11A Class A2R (3 M SOFR + 2.012%), 144A 7.329%, 10/30/30@,•	4,000	4,000,612
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 6.025%, 03/25/55•	2,885	2,843,550
SMB Private Education Loan Trust,
Series 2016-A Class A2A, 144A, 2.700%, 05/15/31@	740	730,759
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	2,430	2,342,672
Series 2015-C Class B, 144A, 3.500%, 09/15/43@	3,426	3,323,707
Steele Creek CLO Ltd.,
Series 2016-1A Class BR (3 M SOFR + 1.912%, Floor 1.650%), 144A, 7.241%, 06/15/31@,•	3,250	3,250,380
Series 2018-2A Class A (3 M SOFR + 1.462%, Floor 1.200%), 144A, 6.781%, 08/18/31@,•	3,794	3,798,322
Trimaran Cavu Ltd., Series 2019-1A Class C1 (3 M SOFR + 3.412%, Floor 3.150%), 144A 8.729%, 07/20/32@,•	4,000	4,001,472
	Par (000)	Value†

Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M SOFR + 4.562%, Floor 4.300%), 144A 9.886%, 01/25/34@,•	$2,500	$2,500,008
Vibrant ClO VIII Ltd., Series 2018-8A Class A2 (3 M SOFR + 1.732%, Floor 0.262%), 144A 7.049%, 01/20/31@,•	1,800	1,800,418
TOTAL ASSET BACKED SECURITIES (Cost $47,985,824)		47,882,162

COMMERCIAL MORTGAGE BACKED SECURITIES — 15.2%
BANK5, Series 2024-5YR5 Class C 6.996%, 02/15/29•	2,550	2,630,677
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	4,673,973
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	4,083	4,050,193
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,438,669
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A, 3.934%, 02/25/25@,•	6,610	6,481,644
Series 2019-K735 Class B, 144A, 4.020%, 05/25/26@,•	6,000	5,801,030
Series 2019-K736 Class B, 144A, 3.760%, 07/25/26@,•	1,500	1,439,165
Series 2014-K40 Class C, 144A, 4.052%, 11/25/47@,•	2,000	1,972,635
Series 2015-K48 Class B, 144A, 3.646%, 08/25/48@,•	5,000	4,870,898
Series 2016-K52 Class B, 144A, 3.934%, 01/25/49@,•	5,065	4,920,477
Series 2016-K53 Class C, 144A, 4.024%, 03/25/49@,•	3,525	3,402,969
Series 2017-K729 Class C, 144A, 3.684%, 11/25/49@,•	2,460	2,411,975
Series 2017-K63 Class B, 144A, 3.879%, 02/25/50@,•	1,500	1,435,826
Series 2018-K85 Class C, 144A, 4.320%, 12/25/50@,•	3,500	3,305,742
Series 2019-K102 Class B, 144A, 3.530%, 12/25/51@,•	5,000	4,562,680
Series 2019-K95 Class B, 144A, 3.922%, 08/25/52@,•	2,500	2,337,075
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3 3.055%, 06/15/52	2,841	2,555,059
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $63,112,635)		59,290,687

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Quality Bond Fund
	Par (000)	Value†

CORPORATE BONDS — 25.5%
Aerospace & Defense — 0.4%
The Boeing Co. 3.500%, 03/01/39	$2,000	$1,485,003
Apparel — 0.7%
VF Corp. 2.800%, 04/23/27	3,000	2,726,108
Auto Manufacturers — 0.5%
Ford Motor Credit Co., LLC 4.950%, 05/28/27	2,000	1,951,546
Banks — 3.4%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 7.076%, 07/15/29•	3,500	3,155,413
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 6.068%, 02/01/27•	3,200	3,103,241
State Street Corp. (3 M SOFR + 0.822%) 6.129%, 05/15/28•	3,830	3,575,187
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	2,500	2,531,819
Wells Fargo & Co., Series U 5.875%µ,•	1,000	996,662
		13,362,322
Beverages — 0.4%
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,670,091
Biotechnology — 0.8%
Amgen, Inc. 5.600%, 03/02/43	3,000	3,055,237
Commercial Services — 0.9%
President and Fellows of Harvard College, 144A 6.500%, 01/15/39@	3,100	3,665,597
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,715,941
Electric — 1.3%
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	1,971,986
Northern States Power Co. 3.600%, 09/15/47	4,000	3,031,623
		5,003,609
Food — 1.9%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,221,311
The Hershey Co. 1.700%, 06/01/30	3,000	2,515,098
	Par (000)	Value†

Food — (continued)
The J.M. Smucker Co. 4.250%, 03/15/35	$3,000	$2,733,215
		7,469,624
Gas — 0.6%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,397,623
Healthcare Products — 0.4%
PerkinElmer, Inc. 2.250%, 09/15/31	2,000	1,641,631
Healthcare Services — 0.9%
Centene Corp. 4.625%, 12/15/29	2,000	1,900,358
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,684,889
		3,585,247
Household Products & Wares — 1.1%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,495,955
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	1,833,908
		4,329,863
Insurance — 0.8%
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	2,897,688
Internet — 0.7%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	3,000	2,838,318
Investment Companies — 0.8%
Ares Capital Corp. 2.875%, 06/15/28	3,500	3,121,370
Lodging — 0.4%
Hyatt Hotels Corp. 5.750%, 01/30/27	1,500	1,524,467
Machinery — Diversified — 0.8%
Ingersoll Rand, Inc. 5.700%, 08/14/33	3,000	3,079,634
Pharmaceuticals — 2.3%
Becton Dickinson & Co. 3.700%, 06/06/27	1,956	1,880,021
Bristol-Myers Squibb Co. 3.400%, 07/26/29	3,253	3,056,608
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	1,962,668
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,946,044
		8,845,341

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — 0.6%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	$2,185	$2,139,365
Real Estate Investment Trusts — 1.1%
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,830,667
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,400,459
		4,231,126
Retail — 0.3%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,298,837
Semiconductors — 0.5%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,890,955
Software — 0.3%
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,331,371
Telecommunications — 1.7%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,910,948
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	2,850,957
		6,761,905
Transportation — 1.2%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	2,041	1,940,062
Canadian Pacific Railway Co. 2.050%, 03/05/30	3,000	2,549,713
		4,489,775
TOTAL CORPORATE BONDS (Cost $106,029,074)		99,509,594

RESIDENTIAL MORTGAGE BACKED SECURITIES — 37.2%
Collateralized Mortgage Obligations — 21.4%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.582%, 09/25/45@,•	2,738	2,566,168
CIM Trust,
Series 2019-INV2 Class B1A, 144A, 4.754%, 05/25/49@,•	4,732	4,388,116
Series 2020-INV1 Class A13, 144A, 3.000%, 04/25/50@,•	1,366	1,153,184
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,608	3,156,743
Freddie Mac Pool
3.000%, 05/01/53	5,766	4,968,113
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
5.500%, 08/01/53	$3,321	$3,307,259
Ginnie Mae, Series 2018-37 Class BY 3.500%, 03/20/48	5,125	4,465,679
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,916	4,010,670
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.630%, 05/25/50@,•	5,111	4,385,181
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A, 2.938%, 08/25/50@,•	4,623	3,752,334
Series 2020-INV1 Class A3, 144A, 3.500%, 08/25/50@,•	3,322	2,918,861
Series 2020-4 Class A15, 144A, 3.000%, 11/25/50@,•	4,725	4,006,507
Series 2020-8 Class A3, 144A, 3.000%, 03/25/51@,•	3,049	2,572,112
Series 2021-1 Class A3, 144A, 2.500%, 06/25/51@,•	4,879	3,913,789
Series 2021-1 Class A15, 144A, 2.500%, 06/25/51@,•	3,647	2,898,842
Series 2021-7 Class A15, 144A, 2.500%, 11/25/51@,•	4,812	3,824,269
Series 2022-1 Class A3, 144A, 2.500%, 07/25/52@,•	4,348	3,488,257
Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU 2.500%, 11/25/60	3,100	2,072,347
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	7,632	6,443,269
Series 2017-5 Class A1, 144A, 3.500%, 08/25/47@,•	1,740	1,537,277
Series 2020-4 Class A20, 144A, 2.500%, 11/25/50@,•	2,728	2,169,467
Series 2021-5 Class A5, 144A, 2.000%, 07/25/51@,•	2,947	2,500,048
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,024,806
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 4.219%, 07/25/59@,•	1,601	1,532,100
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	4,439	3,739,470
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.776%, 01/20/46@,•	1,757	1,622,988
		83,417,856

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Fannie Mae Pool — 6.6%
3.500%, 10/01/45	$4,450	$4,010,119
1.500%, 06/01/51	3,592	2,716,770
2.000%, 11/01/51	4,357	3,459,926
2.000%, 12/01/51	2,639	2,095,866
3.000%, 03/01/52	10,129	8,736,660
6.000%, 07/01/53	4,638	4,683,726
		25,703,067
Fannie Mae REMICS — 1.1%
Series 2019-48 Class MA 3.000%, 09/25/49	4,835	4,193,874
Freddie Mac Pool — 4.9%
2.500%, 04/01/52	10,332	8,563,750
4.000%, 09/01/52	6,814	6,318,711
4.000%, 01/01/53	4,739	4,392,404
		19,274,865
Freddie Mac REMICS — 2.6%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,894,291
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,120,522
		10,014,813
Ginnie Mae — 0.6%
Series 2015-76 Class QB 3.000%, 05/20/45	2,731	2,342,307
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $155,724,788)		144,946,782

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds
1.125%, 08/15/40	2,650	1,643,311
3.250%, 05/15/42	2,170	1,847,552
2.500%, 02/15/45	7,700	5,639,648
3.000%, 02/15/48	2,760	2,162,503
4.125%, 08/15/53	5,000	4,814,062
U.S. Treasury Inflation Indexed Bonds
1.250%, 04/15/28	5,139	4,995,302
1.125%, 01/15/33	7,761	7,289,510
U.S. Treasury Inflation Indexed Notes 1.750%, 01/15/34	5,014	4,957,562
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,390,627)		33,349,450

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%

MONEY MARKET FUNDS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $2,202,014)	2,202,014	$2,202,014
	Par (000)
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills 5.253%, 08/29/24 (Cost $244,563)	$250	244,677
TOTAL SHORT-TERM INVESTMENTS (Cost $2,446,577)		2,446,691
TOTAL INVESTMENTS — 99.3% (Cost $408,689,525)		$387,425,366
Other Assets & Liabilities — 0.7%		2,576,168
TOTAL NET ASSETS — 100.0%		$390,001,534

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $168,275,254, which represents 43.1% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Quality Bond Fund
Country Weightings as of 3/31/2024††
United States	88%
Cayman Islands	9
China	1
Ireland	1
Canada	1
Netherlands	0
Total	100%
††	% of total investments as of March 31, 2024.
Futures contracts held by the Fund at March 31, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 10 Year Note	06/18/24	112	1,000	$111	$12,409,251	$42,668	$—
Long	U.S. Treasury 5 Year Note	06/28/24	321	1,000	107	34,352,017	42,102	—
Long	U.S. Treasury Ultra Bond	06/18/24	53	1,000	129	6,837,000	67,799	—
							$152,569	$—